The Hartford World Bond Fund
The Hartford World Bond Fund

JULY 31, 2018

SUPPLEMENT TO

hartford FIXED INCOME funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 29, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Under the heading “The Hartford World Bond Fund Summary Section – Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns.

The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - The Hartford World Bond Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	Class A - Return Before Taxes	(2.26%)	0.21%	2.06%	May 31, 2011
Class A | After Taxes on Distributions	[1]	Class A - After Taxes on Distributions	(2.26%)	(0.37%)	1.36%	May 31, 2011
Class A | After Taxes on Distributions and Sales	[1]	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.28%)	(0.03%)	1.35%	May 31, 2011
Class T	[1]	Class T - Return Before Taxes	(0.21%)	0.63%	2.38%	May 31, 2011
Class C	[1]	Class C - Return Before Taxes	0.58%	0.39%	2.02%	May 31, 2011
Class I	[1]	Class I - Return Before Taxes	2.54%	1.39%	3.04%	May 31, 2011
Class R3	[1]	Class R3 - Return Before Taxes	2.06%	0.82%	2.44%	May 31, 2011
Class R4	[1]	Class R4 - Return Before Taxes	2.34%	1.11%	2.76%	May 31, 2011
Class R5	[1]	Class R5 - Return Before Taxes	2.65%	1.41%	3.05%	May 31, 2011
Class R6	[1]	Class R6 - Return Before Taxes	2.75%	1.52%	3.15%	May 31, 2011
Class Y	[1]	Class Y - Return Before Taxes	2.75%	1.51%	3.15%	May 31, 2011
Class F	[1]	Class F - Return Before Taxes	2.66%	1.41%	3.06%	May 31, 2011
FTSE World Government Bond Index	[1]	FTSE World Government Bond Index (formerly, Citigroup World Government Bond Index) (reflects no deduction for fees, expenses or taxes)	7.49%	0.12%	0.71%	May 31, 2011
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	2.94%	May 31, 2011
[1]	Effective July 31, 2018, the Fund added the Bloomberg Barclays U.S. Aggregate Bond Index as a secondary benchmark.

This Supplement should be retained with your Statutory Prospectus for future reference.